CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jan. 14, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 14, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(928)
Balance at Jan. 24, 2020			$ 1,725	23,275	(928)	24,072
Balance at the ending (in shares) at Jan. 24, 2020			17,250,000
Balance at Jan. 14, 2020		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020		0	0
Balance at Jan. 15, 2020			$ 0	0	0	0
Balance at the ending (in shares) at Jan. 15, 2020			0
Balance at Jan. 14, 2020		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	[1]		$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)	[1]		17,250,000
Sale of Units to the public at $10.00 per unit		$ 6,900		689,993,100		690,000,000
Sale of Units to the public at $10.00 per unit (in shares)		69,000,000
Underwriters' discount and offering expenses				(38,586,442)		(38,586,442)
Sale of 10,033,333 Private Placement Warrants at $1.50 per warrant				15,050,000		15,050,000
Proceeds subject to possible redemption		$ (6,616)		(661,614,004)		(661,620,620)
Proceeds subject to possible redemption (in shares)		(66,162,062)
Net income					132,070	132,070
Balance at Mar. 31, 2020		$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the ending (in shares) at Mar. 31, 2020		2,837,938	17,250,000
Balance at Jan. 14, 2020		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						202,592
Balance at Jun. 30, 2020		$ 284	$ 1,725	4,795,409	202,592	5,000,010
Balance at the ending (in shares) at Jun. 30, 2020		2,841,111	17,250,000
Balance at Jan. 15, 2020			$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 15, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder			$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)			17,250,000
Net income					(928)	(928)
Balance at Jan. 24, 2020			$ 1,725	23,275	(928)	24,072
Balance at the ending (in shares) at Jan. 24, 2020			17,250,000
Balance at Mar. 31, 2020		$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the beginning (in shares) at Mar. 31, 2020		2,837,938	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional offering expenses				(102,250)		(102,250)
Adjustment to shares subject to redemption				31,730		31,730
Adjustment to shares subject to redemption (in shares)		3,173
Net income					70,522	70,522
Balance at Jun. 30, 2020		$ 284	$ 1,725	$ 4,795,409	$ 202,592	$ 5,000,010
Balance at the ending (in shares) at Jun. 30, 2020		2,841,111	17,250,000

[1]	All shares and the associated amounts have been retroactively restated to reflect a 1:1.25 stock split of each outstanding share of Class B common stock in February 2020 and a 1:1.2 stock split of Class B common stock in March 2020 (see Note 4).